UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23312)

Tidal Trust III
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust III
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

Impact Shares NAACP Minority Empowerment ETF Tailored Shareholder Report

annual shareholder report June 30, 2026

Impact Shares NAACP Minority Empowerment ETF

TICKER: NACP (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Impact Shares NAACP Minority Empowerment ETF (the "Fund") for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.impactetfs.org. You can also request this information by contacting us at (844) 954-7733 or by writing to Impact Shares NAACP Minority Empowerment ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Shares NAACP Minority Empowerment ETF	$59	0.49%

Cumulative Performance

(Initial Investment of $10,000)

Impact Shares NAACP Minority Empowerment ETF - at NAV - $35,665
Russell 1000 Total Return Index - $29,635
Morningstar US Large-Mid Cap Index - $29,948
Morningstar Minority Empowerment Index - $29,915
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
07/18/2018
03/31/2019
12/31/2019
09/30/2020
06/30/2021
03/31/2022
12/31/2022
09/30/2023
06/30/2024
03/31/2025
12/31/2025
06/30/2026

Annual Performance

	1 Year	5 Years	Since Inception
Impact Shares NAACP Minority Empowerment ETF - at NAV	39.96%	15.92%	17.34%
Russell 1000 Total Return Index (USD)	22.02%	12.66%	14.64%
Morningstar US Large-Mid Cap Index	22.24%	12.83%	14.78%
Morningstar Minority Empowerment Index	38.89%	14.67%	14.77%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.impactetfs.org for more recent performance information.

How did the Fund perform last year and what aﬀected its performance?

During the reporting period, the Fund generated a total return of 39.96% (NAV) and 39.98% (Market). This compares to the 38.89% total return of the Morningstar Minority Empowerment Index, 22.02% total return of the Russell 1000 Total Return Index, and 22.24% for the Morningstar US Large-Mid Cap Index for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Information Technology and Communication Services were the leading contributors. Real Estate and Consumer Staples had the weakest contributions.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Micron Technology, Inc., Intel Corp., and Advanced Micro Devices, Inc. Conversely, the leading detractors included Microsoft Corp., Meta Platforms, Inc., and Accenture PLC.

Impact Shares NAACP Minority Empowerment ETF Tailored Shareholder Report

Key Fund Statistics

(as of June 30, 2026 )

Fund Size (Thousands)	$75,956
Number of Holdings	203
Total Advisory Fee Paid	$301,430
Portfolio Turnover Rate	25%

What did the Fund invest in?

(as of June 30, 2026 )

Sector Breakdown

(% of Total Net Assets)

Technology
38.8%
Consumer Discretionary
11.3%
Financials
10.0%
Communications
9.5%
Health Care
8.8%
Industrials
8.8%
Energy
4.2%
Utilities
3.1%
Consumer Staples
3.0%
Materials
1.3%
Real Estate
1.1%
Cash & Other
0.1%

Top Ten Holdings	(% of Total Net Assets)
Micron Technology, Inc.	5.7
Amazon.com, Inc.	4.7
NVIDIA Corp.	4.6
Tesla, Inc.	4.5
Alphabet, Inc.	4.5
Microsoft Corp.	4.3
Advanced Micro Devices, Inc.	4.3
Meta Platforms, Inc.	3.4
Intel Corp.	2.7
Lam Research Corp.	2.3

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.impactetfs.org.

Impact Shares Women's Empowerment ETF Tailored Shareholder Report

annual Shareholder Report June 30, 2026

Impact Shares Women's Empowerment ETF

TICKER: WOMN (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Impact Shares Women's Empowerment ETF (the "Fund") for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.impactetfs.org. You can also request this information by contacting us at (844) 954‑7733 or by writing to Impact Shares Women's Empowerment ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Shares Women's Empowerment ETF	$78	0.75%

Cumulative Performance

(Initial Investment of $10,000)

Impact Shares Women's Empowerment ETF - at NAV - $27,038
Russell 1000 Total Return Index - $28,974
Morningstar US Large-Mid Cap Index - $29,473
Morningstar Women's Empowerment Index - $24,875
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
08/24/2018
04/30/2019
01/31/2020
10/31/2020
07/31/2021
04/30/2022
01/31/2023
10/31/2023
07/31/2024
04/30/2025
01/31/2026
06/30/2026

Annual Performance

	1 Year	5 Years	Since Inception
Impact Shares Women's Empowerment ETF - at NAV	7.91%	8.58%	13.51%
Russell 1000 Total Return Index (USD)	22.02%	12.66%	14.51%
Morningstar US Large-Mid Cap Index	22.24%	12.83%	14.75%
Morningstar Women's Empowerment Index	8.80%	9.14%	12.30%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.impactetfs.org for more recent performance information.

How did the Fund perform last year and what aﬀected its performance?

During the reporting period, the Fund generated a total return of 7.91% (NAV) and 7.87% (Market). This compares to the 8.80% total return of the Morningstar Women’s Empowerment Index, 22.02% total return of the Russell 1000 Total Return Index, and 22.24% for the Morningstar US Large-Mid Cap Index for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Health Care and Energy were the leading contributors, while Information Technology and Consumer Staples were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Cisco Systems, Inc., Apple, Inc., and Exxon Mobil Corp. Conversely, the leading detractors included Microsoft Corp., Intuit, Inc., and Accenture PLC.

Impact Shares Women's Empowerment ETF Tailored Shareholder Report

Key Fund Statistics

(as of June 30, 2026 )

Fund Size (Thousands)	$55,136
Number of Holdings	203
Total Advisory Fee Paid	$464,284
Portfolio Turnover Rate	43%

What did the Fund invest in?

(as of June 30, 2026 )

Sector Breakdown

(% of Total Net Assets)

Technology
27.2%
Financials
15.2%
Communications
12.6%
Health Care
11.1%
Industrials
9.3%
Consumer Discretionary
6.7%
Consumer Staples
6.5%
Energy
5.2%
Materials
2.0%
Real Estate
2.0%
Utilities
1.9%
Cash & Other
0.3%

Top Ten Holdings	(% of Total Net Assets)
Alphabet, Inc. - Class A	4.9
Microsoft Corp.	4.5
NVIDIA Corp.	4.4
Cisco Systems, Inc.	3.8
JPMorgan Chase & Co.	3.4
Verizon Communications, Inc.	2.8
Texas Instruments, Inc.	2.4
International Business Machines Corp.	2.3
Visa, Inc. - Class A	2.3
Exxon Mobil Corp.	2.2

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.impactetfs.org.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Monica Byrd is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

IMPACT SHARES NAACP MINORITY EMPOWERMENT ETF

	FYE 6/30/2026	FYE 6/30/2025
( a ) Audit Fees	$14,500	$14,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,500	$3,000
( d ) All Other Fees	N/A	N/A

IMPACT SHARES WOMEN’S EMPOWERMENT ETF

	FYE 6/30/2026	FYE 6/30/2025
( a ) Audit Fees	$14,500	$14,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,500	$3,000
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co., Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2026	FYE 6/30/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 6/30/2026	FYE 6/30/2025
Registrant	$7,000	$6,000
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Monica Byrd, Lawrence Jules, Ethan Powell and Pamela Cytron.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements
June 30, 2026

Tidal Trust III
Impact Shares NAACP Minority Empowerment ETF	| NACP	| NYSE Arca, Inc.
Impact Shares Women’s Empowerment ETF	| WOMN	| NYSE Arca, Inc.

Impact Shares ETFs

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

June 30, 2026

COMMON STOCKS - 99.9%	Shares	Value
Aerospace & Defense - 0.2%
Honeywell Aerospace, Inc.(a)	683	$150,998

Banking - 4.4%
Bank of America Corp.	12,122	690,712
Citigroup, Inc.	3,086	431,917
Fifth Third Bancorp	1,809	101,973
Huntington Bancshares, Inc.	3,097	54,910
JPMorgan Chase & Co.	4,970	1,626,830
M&T Bank Corp.	325	77,353
PNC Financial Services Group, Inc.	795	195,745
Regions Financial Corp.	1,851	55,900
Truist Financial Corp.	2,377	118,422
		3,353,762

Consumer Discretionary Products - 5.2%
Ford Motor Co.	12,404	172,416
General Motors Co.	2,302	177,438
Nike, Inc. - Class B	3,378	138,667
Tesla, Inc.(a)	8,156	3,430,413
		3,918,934

Consumer Discretionary Services - 0.8%
Hilton Worldwide Holdings, Inc.	580	191,667
Marriott International, Inc. - Class A	529	196,042
Royal Caribbean Cruises Ltd.	708	224,811
		612,520

Consumer Staple Products - 1.6%
Clorox Co.	231	22,047
Coca-Cola Co.	7,442	604,811
Hershey Co.	298	52,284
Mondelez International, Inc. - Class A	2,665	154,144
PepsiCo, Inc.	2,741	371,131
		1,204,417

Financial Services - 4.7%
Bank of New York Mellon Corp.	1,241	179,461
Charles Schwab Corp.	3,174	292,865
LPL Financial Holdings, Inc.	172	48,449
Mastercard, Inc. - Class A	1,581	812,002
Moody’s Corp.	299	135,423
Morgan Stanley	2,259	472,221
Nasdaq, Inc.	794	62,583
PayPal Holdings, Inc.	1,813	78,285

The accompanying notes are an integral part of these financial statements.

S&P Global, Inc.	581	$236,618
Synchrony Financial	796	60,536
T. Rowe Price Group, Inc.	452	51,388
Verisk Analytics, Inc. - Class A	279	50,089
Visa, Inc. - Class A	3,280	1,125,335
		3,605,255

Health Care - 8.8%
Abbott Laboratories	3,153	286,103
AbbVie, Inc.	3,304	831,419
Agilent Technologies, Inc.	578	76,776
Becton Dickinson & Co.	596	90,193
Biogen, Inc.(a)	270	58,336
Boston Scientific Corp.(a)	2,988	127,528
Bristol-Myers Squibb Co.	3,989	229,846
Cigna Group	514	141,700
CVS Health Corp.	2,271	234,935
Danaher Corp.	1,301	247,814
Edwards Lifesciences Corp.(a)	1,056	95,526
Elevance Health, Inc.	378	146,184
Gilead Sciences, Inc.	2,403	303,595
Humana, Inc.	218	86,594
Illumina, Inc.(a)	337	59,255
Incyte Corp.(a)	329	37,295
Johnson & Johnson	4,480	1,137,786
Labcorp Holdings, Inc.	166	46,480
Medtronic PLC	2,250	176,018
Merck & Co., Inc.	4,571	587,373
Pfizer, Inc.	10,729	258,354
ResMed, Inc.	289	56,320
Stryker Corp.	738	232,352
Thermo Fisher Scientific, Inc.	739	370,505
UnitedHealth Group, Inc.	1,626	675,814
Zoetis, Inc. - Class A	962	69,129
		6,663,230

Industrial Products - 6.5%
3M Co.	996	161,262
AMETEK, Inc.	460	111,292
Boeing Co.(a)	1,608	348,084
Carrier Global Corp.	1,411	103,497
Cummins, Inc.	260	185,435
Deere & Co.	472	299,404
Eaton Corp. PLC	740	315,329
Emerson Electric Co.	1,146	164,050
GE Aerospace	2,018	754,187
GE Vernova, Inc.	540	634,424
Honeywell International, Inc.	683	152,924
Howmet Aerospace, Inc.	773	207,829
Hubbell, Inc.	97	50,750
Illinois Tool Works, Inc.	598	161,741

The accompanying notes are an integral part of these financial statements.

Ingersoll Rand, Inc.	858	$70,347
Johnson Controls International PLC	1,169	170,803
Keysight Technologies, Inc.(a)	595	208,292
L3Harris Technologies, Inc.	353	102,578
Lennox International, Inc.	67	38,388
Northrop Grumman Corp.	262	133,439
nVent Electric PLC	330	55,971
Otis Worldwide Corp.	800	57,280
Rockwell Automation, Inc.	225	111,393
Textron, Inc.	397	36,417
Trane Technologies PLC	417	204,814
Xylem, Inc.	526	62,178
		4,902,108

Industrial Services - 2.1%
AECOM	260	18,148
Cintas Corp.	663	112,763
CSX Corp.	3,437	163,361
Delta Air Lines, Inc.	1,174	109,957
Expeditors International of Washington, Inc.	283	46,123
FedEx Corp.	533	166,898
J.B. Hunt Transport Services, Inc.	173	50,071
Jacobs Solutions, Inc.	270	34,020
Norfolk Southern Corp.	433	136,218
Southwest Airlines Co.	977	50,237
Union Pacific Corp.	1,111	302,192
United Airlines Holdings, Inc.(a)	694	94,377
United Parcel Service, Inc. - Class B	1,515	162,863
United Rentals, Inc.	111	125,751
		1,572,979

Insurance - 0.9%
Aon PLC - Class A	440	145,944
MetLife, Inc.	1,024	86,641
Principal Financial Group, Inc.	461	49,686
Progressive Corp.	1,132	247,285
Travelers Cos., Inc.	401	132,378
		661,934

Materials - 1.3%
Carlisle Cos., Inc.	40	14,510
CRH PLC	1,434	153,438
DuPont de Nemours, Inc.(a)	284	38,476
Ecolab, Inc.	526	146,549
Freeport-McMoRan, Inc.	2,831	178,042
International Flavors & Fragrances, Inc.	535	42,383
Martin Marietta Materials, Inc.	113	65,167
Newmont Corp.	2,305	215,287
PPG Industries, Inc.	469	56,885
Southern Copper Corp.	193	33,606

The accompanying notes are an integral part of these financial statements.

Vulcan Materials Co.	265	$78,178
		1,022,521

Media - 8.6%
Alphabet, Inc. - Class A	9,485	3,389,654
Electronic Arts, Inc.	428	87,757
Meta Platforms, Inc. - Class A	4,530	2,551,704
Uber Technologies, Inc.(a)	6,428	463,845
Zillow Group, Inc. - Class A(a)	94	2,949
Zillow Group, Inc. - Class C(a)	325	10,244
		6,506,153

Oil & Gas - 4.1%
Baker Hughes Co.	2,039	113,165
Cheniere Energy, Inc.	384	91,780
Chevron Corp.	3,469	575,021
ConocoPhillips	2,230	231,831
Devon Energy Corp.	1,784	73,715
Exxon Mobil Corp.	7,640	1,044,541
Halliburton Co.	1,541	52,317
Kinder Morgan, Inc.	3,741	119,600
Marathon Petroleum Corp.	505	129,113
ONEOK, Inc.	1,144	99,459
Phillips 66	749	126,618
SLB NV	2,744	127,569
Valero Energy Corp.	548	142,721
Williams Cos., Inc.	2,262	168,157
		3,095,607

Real Estate - 1.1%
AvalonBay Communities, Inc. - REIT	279	52,644
Equinix, Inc. - REIT	186	193,884
Prologis, Inc. - REIT	1,785	241,814
SBA Communications Corp. - Class A - REIT	237	41,821
Welltower, Inc. - REIT	1,344	305,048
Weyerhaeuser Co. - REIT	1,540	36,868
		872,079

Renewable Energy - 0.1%
First Solar, Inc.(a)	387	91,317

Retail & Wholesale - Discretionary - 5.3%
Amazon.com, Inc.(a)	14,845	3,538,157
eBay, Inc.	1,215	135,776
Lowe’s Cos., Inc.	1,567	345,508
		4,019,441

Retail & Wholesale - Staples - 1.4%
Archer-Daniels-Midland Co.	977	74,643
Kroger Co.	1,042	57,862

The accompanying notes are an integral part of these financial statements.

US Foods Holding Corp.(a)	505	$51,636
Walmart, Inc.	8,118	919,445
		1,103,586

Software & Tech Services - 9.0%
Accenture PLC - Class A	2,151	267,671
Cognizant Technology Solutions Corp. - Class A	1,572	60,884
Gartner, Inc.(a)	326	42,256
HubSpot, Inc.(a)	196	35,772
International Business Machines Corp.	3,234	909,433
Microsoft Corp.	8,760	3,267,655
Oracle Corp.	5,906	865,524
Palo Alto Networks, Inc.(a)	2,792	952,128
Salesforce, Inc.	2,705	423,765
		6,825,088

Tech Hardware & Semiconductors - 29.8%(b)
Advanced Micro Devices, Inc.(a)	5,587	3,245,544
Analog Devices, Inc.	1,632	648,181
Applied Materials, Inc.	2,365	1,709,895
Ciena Corp.(a)	572	280,600
Cisco Systems, Inc.	12,494	1,467,545
Flex Ltd.(a)	1,194	193,512
Hewlett Packard Enterprise Co.	3,949	178,139
HP, Inc.	3,172	69,594
Intel Corp.(a)	14,742	2,058,426
KLA Corp.	3,898	1,176,066
Lam Research Corp.	4,014	1,739,387
Microchip Technology, Inc.	1,927	175,742
Micron Technology, Inc.	3,752	4,330,896
NVIDIA Corp.	17,447	3,490,970
NXP Semiconductors NV	885	248,712
QUALCOMM, Inc.	3,941	728,257
Texas Instruments, Inc.	3,113	927,892
		22,669,358

Telecommunications - 0.9%
AT&T, Inc.	14,793	306,215
Verizon Communications, Inc.	8,505	360,102
		666,317

Utilities - 3.1%
Alliant Energy Corp.	539	41,120
American Electric Power Co., Inc.	1,099	150,354
CMS Energy Corp.	634	48,501
Consolidated Edison, Inc.	757	83,747
Dominion Energy, Inc.	1,829	124,902
DTE Energy Co.	427	65,062
Duke Energy Corp.	1,478	187,085
Edison International	836	62,240
Entergy Corp.	925	106,246

The accompanying notes are an integral part of these financial statements.

Eversource Energy	735	$53,118
Exelon Corp.	2,125	99,068
FirstEnergy Corp.	1,075	51,106
NextEra Energy, Inc.	4,040	354,591
NiSource, Inc.	1,007	47,883
NRG Energy, Inc.	389	56,817
PG&E Corp.	4,763	80,114
PPL Corp.	1,527	55,506
Public Service Enterprise Group, Inc.	1,052	85,380
Sempra	1,405	130,258
Southern Co.	2,099	200,895
Vistra Corp.	709	112,469
WEC Energy Group, Inc.	633	73,915
Xcel Energy, Inc.	1,202	96,521
		2,366,898

TOTAL COMMON STOCKS (Cost $49,353,500)		75,884,502

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(c)	71,492	71,492

TOTAL SHORT-TERM INVESTMENTS (Cost $71,492)		71,492

TOTAL INVESTMENTS - 100.0% (Cost $49,424,992)		$75,955,994
Other Assets in Excess of Liabilities - 0.0%(d)		447
TOTAL NET ASSETS - 100.0%		$75,956,441

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(d)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Impact Shares Women’s Empowerment ETF

Schedule of Investments

June 30, 2026

COMMON STOCKS - 99.7%	Shares	Value
Banking - 6.4%
Bank of America Corp.	13,786	$785,526
Citigroup, Inc.	3,509	491,120
Citizens Financial Group, Inc.	937	65,656
Fifth Third Bancorp	1,904	107,328
JPMorgan Chase & Co.	5,652	1,850,069
KeyCorp	1,951	44,971
U.S. Bancorp	3,358	202,823
		3,547,493

Consumer Discretionary Products - 1.0%
Aptiv PLC(a)	464	28,480
D.R. Horton, Inc.	607	98,868
Ford Motor Co.	9,841	136,790
General Motors Co.	1,979	152,541
PulteGroup, Inc.	435	59,686
Rivian Automotive, Inc. - Class A(a)	1,573	27,292
Tapestry, Inc.	420	61,480
		565,137

Consumer Discretionary Services - 1.7%
Chipotle Mexican Grill, Inc. - Class A(a)	2,946	100,164
Darden Restaurants, Inc.	260	53,563
McDonald’s Corp.	1,565	423,035
Starbucks Corp.	2,589	264,570
Yum! Brands, Inc.	586	93,678
		935,010

Consumer Staple Products - 4.6%
Church & Dwight Co., Inc.	552	53,478
Clorox Co.	249	23,764
Coca-Cola Co.	8,463	687,788
Colgate-Palmolive Co.	1,873	171,717
Estee Lauder Cos., Inc. - Class A	625	49,344
General Mills, Inc.	1,198	41,690
Hershey Co.	338	59,302
Kimberly-Clark Corp.	784	86,060
Kraft Heinz Co.	1,976	46,673
Mondelez International, Inc. - Class A	2,805	162,241
PepsiCo, Inc.	3,057	413,918
Procter & Gamble Co.	5,014	735,253
		2,531,228

Financial Services - 7.2%
Affirm Holdings, Inc. - Class A(a)	693	56,514

The accompanying notes are an integral part of these financial statements.

American Express Co.	1,196	$404,547
Bank of New York Mellon Corp.	1,419	205,202
Blackrock, Inc.	319	306,738
Capital One Financial Corp.	38	7,624
Equifax, Inc.	273	43,331
Fidelity National Information Services, Inc.	2,597	100,971
Global Payments, Inc.	521	37,804
Moody’s Corp.	346	156,710
Morgan Stanley	2,568	536,815
Northern Trust Corp.	416	72,317
PayPal Holdings, Inc.	2,094	90,419
Raymond James Financial, Inc.	364	55,339
S&P Global, Inc.	644	262,275
State Street Corp.	586	99,386
Synchrony Financial	768	58,406
T. Rowe Price Group, Inc.	468	53,207
Toast, Inc. - Class A(a)	2,405	66,907
TransUnion	442	31,886
Verisk Analytics, Inc. - Class A	316	56,731
Visa, Inc. - Class A	3,692	1,266,688
		3,969,817

Health Care - 11.1%
Abbott Laboratories	3,586	325,394
AbbVie, Inc.	3,757	945,412
Agilent Technologies, Inc.	677	89,926
Alnylam Pharmaceuticals, Inc.(a)	296	89,105
Amgen, Inc.	1,142	413,541
Biogen, Inc.(a)	316	68,275
Boston Scientific Corp.(a)	3,197	136,448
Bristol-Myers Squibb Co.	4,537	261,422
Cardinal Health, Inc.	491	116,642
Centene Corp.(a)	1,067	68,491
Cigna Group	531	146,386
Elevance Health, Inc.	429	165,907
Gilead Sciences, Inc.	2,839	358,679
Illumina, Inc.(a)	349	61,365
Merck & Co., Inc.	5,198	667,943
Pfizer, Inc.	10,342	249,035
Regeneron Pharmaceuticals, Inc.	219	136,555
Stryker Corp.	798	251,242
Thermo Fisher Scientific, Inc.	856	429,164
UnitedHealth Group, Inc.	1,848	768,084
Vertex Pharmaceuticals, Inc.(a)	558	277,175
Zoetis, Inc. - Class A	904	64,962
		6,091,153

Industrial Products - 6.8%
Carrier Global Corp.	1,604	117,653
Cummins, Inc.	288	205,405
Eaton Corp. PLC	842	358,793

The accompanying notes are an integral part of these financial statements.

Emerson Electric Co.	1,305	$186,811
GE Aerospace	2,295	857,710
GE Vernova, Inc.	609	715,490
Johnson Controls International PLC	1,240	181,176
Keysight Technologies, Inc.(a)	802	280,756
nVent Electric PLC	357	60,551
Otis Worldwide Corp.	890	63,724
Pentair PLC	364	27,904
Rockwell Automation, Inc.	248	122,780
TE Connectivity PLC	1,408	283,867
Trane Technologies PLC	474	232,810
Xylem, Inc.	537	63,479
		3,758,909

Industrial Services - 2.5%
Automatic Data Processing, Inc.	1,802	403,558
Delta Air Lines, Inc.	1,532	143,487
Jacobs Solutions, Inc.	262	33,012
Republic Services, Inc. - Class A	458	97,591
Southwest Airlines Co.	921	47,358
Union Pacific Corp.	1,263	343,536
United Parcel Service, Inc. - Class B	1,613	173,397
W.W. Grainger, Inc.	92	125,157
		1,367,096

Insurance - 1.6%
Allstate Corp.	542	128,963
American International Group, Inc.	1,173	87,424
Hartford Financial Services Group, Inc.	658	87,198
MetLife, Inc.	1,190	100,686
Principal Financial Group, Inc.	479	51,627
Progressive Corp.	1,212	264,761
Prudential Financial, Inc.	744	80,300
Willis Towers Watson PLC	208	54,365
		855,324

Materials - 2.0%
Amcor PLC	1,036	44,910
Corteva, Inc.	1,557	131,862
Dow, Inc.	1,602	43,831
DuPont de Nemours, Inc.(a)	298	40,421
Ecolab, Inc.	547	152,400
Freeport-McMoRan, Inc.	3,219	202,443
International Flavors & Fragrances, Inc.	583	46,185
International Paper Co.	1,099	41,872
Newmont Corp.	2,626	245,268
Packaging Corp. of America	208	49,562
PPG Industries, Inc.	499	60,524
Smurfit WestRock PLC	1,118	51,719
		1,110,997

The accompanying notes are an integral part of these financial statements.

Media - 9.8%
Airbnb, Inc. - Class A(a)	880	$125,928
Alphabet, Inc. - Class A	7,497	2,679,203
Alphabet, Inc. - Class C	80	28,266
Booking Holdings, Inc.	1,739	309,959
Comcast Corp. - Class A	30,594	751,083
DoorDash, Inc. - Class A(a)	858	158,327
Electronic Arts, Inc.	1,856	380,554
Expedia Group, Inc. - Class A	252	64,482
Pinterest, Inc. - Class A(a)	3,579	75,266
Uber Technologies, Inc.(a)	9,116	657,811
VeriSign, Inc.	379	95,341
Zillow Group, Inc. - Class A(a)	251	7,874
Zillow Group, Inc. - Class C(a)	1,388	43,750
		5,377,844

Oil & Gas - 5.0%
Baker Hughes Co.	2,126	117,993
Chevron Corp.	3,883	643,646
ConocoPhillips	2,577	267,905
Exxon Mobil Corp.	8,688	1,187,823
Occidental Petroleum Corp.	1,454	70,621
Phillips 66	870	147,074
SLB NV	3,120	145,049
Williams Cos., Inc.	2,607	193,804
		2,773,915

Real Estate - 2.0%
American Tower Corp. - REIT	1,010	165,206
AvalonBay Communities, Inc. - REIT	312	58,871
CBRE Group, Inc. - Class A(a)	604	81,353
Equinix, Inc. - REIT	219	228,283
Equity Residential - REIT	770	52,306
Essex Property Trust, Inc. - REIT	147	42,864
Invitation Homes, Inc. - REIT	1,131	34,168
Ventas, Inc. - REIT	975	86,580
Welltower, Inc. - REIT	1,559	353,846
		1,103,477

Renewable Energy - 0.2%
First Solar, Inc.(a)	524	123,643

Retail & Wholesale - Discretionary - 4.0%
AutoZone, Inc.(a)	34	108,662
Best Buy Co., Inc.	470	35,664
Burlington Stores, Inc.(a)	135	42,768
eBay, Inc.	980	109,515
Home Depot, Inc.	2,219	782,597
Lowe’s Cos., Inc.	1,286	283,550
Lululemon Athletica, Inc.(a)	235	26,832
MercadoLibre, Inc.(a)	106	179,923

The accompanying notes are an integral part of these financial statements.

Ross Stores, Inc.	690	$146,867
TJX Cos., Inc.	2,344	355,116
Tractor Supply Co.	1,145	36,193
Williams-Sonoma, Inc.	271	63,170
		2,170,857

Retail & Wholesale - Staples - 1.9%
Archer-Daniels-Midland Co.	1,042	79,609
Kroger Co.	1,186	65,858
Walmart, Inc.	8,072	914,235
		1,059,702

Software & Tech Services - 12.6%
Accenture PLC - Class A	3,050	379,542
Adobe, Inc.(a)	1,978	405,530
Atlassian Corp. - Class A(a)	765	59,509
Autodesk, Inc.(a)	1,011	196,559
Cloudflare, Inc. - Class A(a)	1,433	351,486
DocuSign, Inc.(a)	1,048	46,552
Gartner, Inc.(a)	296	38,367
HubSpot, Inc.(a)	239	43,620
International Business Machines Corp.	4,585	1,289,348
Intuit, Inc.	1,345	351,045
Microsoft Corp.	6,686	2,494,012
Salesforce, Inc.	3,835	600,791
ServiceNow, Inc.(a)	5,195	515,760
Tyler Technologies, Inc.(a)	212	62,001
Workday, Inc. - Class A(a)	952	116,544
		6,950,666

Tech Hardware & Semiconductors - 14.6%
Analog Devices, Inc.	2,314	919,051
Ciena Corp.(a)	812	398,335
Cisco Systems, Inc.	17,718	2,081,156
F5, Inc.(a)	244	101,494
Hewlett Packard Enterprise Co.	5,297	238,948
HP, Inc.	4,683	102,745
Motorola Solutions, Inc.	785	326,003
NetApp, Inc.	937	145,010
NVIDIA Corp.	12,114	2,423,890
Texas Instruments, Inc.	4,415	1,315,979
		8,052,611
Telecommunications - 2.8%
Verizon Communications, Inc.	36,395	1,540,964

Utilities - 1.9%
Alliant Energy Corp.	560	42,722
American Electric Power Co., Inc.	1,203	164,582
American Water Works Co., Inc.	433	56,974
CMS Energy Corp.	699	53,474

The accompanying notes are an integral part of these financial statements.

Consolidated Edison, Inc.	832	$92,044
Edison International	886	65,963
Entergy Corp.	1,025	117,732
Eversource Energy	556	40,182
Exelon Corp.	2,398	111,795
PPL Corp.	1,678	60,995
Sempra	1,423	131,926
Vistra Corp.	795	126,111
		1,064,500

TOTAL COMMON STOCKS (Cost $49,470,068)		54,950,343

RIGHTS - 0.0%	Shares	Value
TPG, Inc.(a)(b)	538	—

TOTAL RIGHTS (Cost $–)		—

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(c)	183,447	183,447

TOTAL SHORT-TERM INVESTMENTS (Cost $183,447)		183,447

TOTAL INVESTMENTS - 100.0% (Cost $49,653,515)		$55,133,790
Other Assets in Excess of Liabilities - 0.0%(d)		1,906
TOTAL NET ASSETS - 100.0%		$55,135,696

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(d)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

June 30, 2026

	Impact Shares NAACP Minority Empowerment ETF	Impact Shares Women’s Empowerment ETF
ASSETS:
Investments, at value (cost $49,424,992 and $49,653,515) (Note 2)	$75,955,994	$55,133,790
Dividends receivable	29,432	35,938
Dividend tax reclaim receivable	517	196
Interest receivable	415	500
Total assets	75,986,358	55,170,424

LIABILITIES:
Payable to adviser (Note 4)	29,917	34,728
Total liabilities	29,917	34,728
NET ASSETS	$75,956,441	$55,135,696

NET ASSETS CONSISTS OF:
Paid-in capital	$50,525,419	$51,674,640
Total distributable earnings/(accumulated losses)	25,431,022	3,461,056
Total Net Assets	$75,956,441	$55,135,696

Net assets	$75,956,441	$55,135,696
Shares issued and outstanding(a)	1,250,000	1,300,000
Net asset value per share	$60.77	$42.41

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Year Ended June 30, 2026

	Impact Shares NAACP Minority Empowerment ETF	Impact Shares Women’s Empowerment ETF

INVESTMENT INCOME:
Dividend income	$827,559	$1,119,798
Interest income	4,719	5,517
Less: Issuance fees	(4)	(9)
Less: Dividend withholding taxes	(283)	—
Total investment income	831,991	1,125,306

EXPENSES:
Investment advisory fee (Note 4)	301,430	464,284
Total expenses	301,430	464,284
NET INVESTMENT INCOME (LOSS)	530,561	661,022

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(680,591)	(1,233,546)
In-kind redemptions	10,128,152	11,572,685
Net realized gain (loss)	9,447,561	10,339,139
Net change in unrealized appreciation (depreciation) on:
Investments	11,575,045	(6,262,399)
Net change in unrealized appreciation (depreciation)	11,575,045	(6,262,399)
Net realized and unrealized gain (loss)	21,022,606	4,076,740
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,553,167	$4,737,762

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Impact Shares NAACP Minority Empowerment ETF		Impact Shares Women’s Empowerment ETF
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
OPERATIONS:
Net investment income (loss)	$530,561	$546,747	$661,022	$587,234
Net realized gain (loss)	9,447,561	1,682,669	10,339,139	4,248,083
Net change in unrealized appreciation (depreciation)	11,575,045	4,562,774	(6,262,399)	1,769,088
Net increase (decrease) in net assets resulting from operations	21,553,167	6,792,190	4,737,762	6,604,405

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(409,721)	(1,562,664)	(511,138)	(724,822)
Total distributions to shareholders	(409,721)	(1,562,664)	(511,138)	(724,822)

CAPITAL TRANSACTIONS:
Subscriptions	21,375,558	10,275,965	26,878,054	14,391,536
Redemptions	(22,281,715)	(7,122,047)	(38,419,701)	(13,600,235)
Net increase (decrease) in net assets from capital transactions	(906,157)	3,153,918	(11,541,647)	791,301

NET INCREASE (DECREASE) IN NET ASSETS	20,237,289	8,383,444	(7,315,023)	6,670,884

NET ASSETS:
Beginning of the period	55,719,152	47,335,708	62,450,719	55,779,835
End of the period	$75,956,441	$55,719,152	$55,135,696	$62,450,719

SHARES TRANSACTIONS
Subscriptions	425,000	250,000	650,000	375,000
Redemptions	(450,000)	(175,000)	(925,000)	(350,000)
Total increase (decrease) in shares outstanding	(25,000)	75,000	(275,000)	25,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the year presented

	Impact Shares NAACP Minority Empowerment ETF
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022
PER SHARE DATA:

Net asset value, beginning of year	$43.70	$39.45	$31.61	$27.64	$32.69

INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.43	0.42	0.42	0.40	0.33
Net realized and unrealized gain (loss)(b)	16.97	5.03	7.86	4.63	(4.25)
Total from investment operations	17.40	5.45	8.28	5.03	(3.92)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.42)	(0.44)	(0.40)	(0.32)
Net realized gains	—	(0.78)	—	(0.66)	(0.81)
Total distributions	(0.33)	(1.20)	(0.44)	(1.06)	(1.13)

Net asset value, end of year	$60.77	$43.70	$39.45	$31.61	$27.64
TOTAL RETURN	39.96%	14.04%	26.38%	18.90%	(12.70)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$75,956	$55,719	$47,336	$45,051	$35,236
Ratio of expenses to average net assets	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	0.86%	1.03%	1.22%	1.41%	1.00%
Portfolio turnover rate(c)	25%	24%	37%	9%	35%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the year presented

	Impact Shares Women’s Empowerment ETF
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022
PER SHARE DATA:
Net asset value, beginning of year	$39.65	$35.99	$30.63	$27.97	$32.85
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.44	0.37	0.33	0.35	0.27
Net realized and unrealized gain (loss)(b)	2.68	3.74	5.63	4.63	(3.99)
Total from investment operations	3.12	4.11	5.96	4.98	(3.72)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)	(0.45)	(0.33)	(0.34)	(0.27)
Net realized gains	—	—	(0.27)	(1.98)	(0.89)
Total distributions	(0.36)	(0.45)	(0.60)	(2.32)	(1.16)

Net asset value, end of year	$42.41	$39.65	$35.99	$30.63	$27.97
TOTAL RETURN	7.91%	11.46%	19.64%	19.16%	(11.98)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$55,136	$62,451	$55,780	$40,588	$30,069
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	1.07%	0.95%	1.01%	1.22%	0.83%
Portfolio turnover rate(c)	43%	21%	33%	17%	36%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

June 30, 2026

NOTE 1 - ORGANIZATION

The Impact Shares NAACP Minority Empowerment ETF (the “Minority ETF”) and the Impact Shares Women’s Empowerment ETF (the “Women’s ETF”), (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Tidal Trust III (the “Trust”). The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Minority ETF commenced operations on July 18, 2018 and the Women’s ETF commenced operations on August 24, 2018.

The investment objective of the Minority ETF is to seek investment results that, before fees and expenses, track the performance of the Morningstar® Minority Empowerment Index. The investment objective of the Women’s ETF is to seek investment results that, before fees and expenses, track the performance of the Morningstar® Women’s Empowerment Index.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.

Notes to Financial Statements

June 30, 2026

Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund's investments as of June 30, 2026:

Minority ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$75,884,502	$—	$—	$75,884,502
Money Market Funds	71,492	—	—	71,492
Total Investments	$75,955,994	$—	$—	$75,955,994

Women's ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$54,950,343	$—	$—	$54,950,343
Rights	—	—	0	0
Money Market Funds	183,447	—	—	183,447
Total Investments	$55,133,790	$—	$0	$55,133,790

Notes to Financial Statements

June 30, 2026

Refer to the Schedules of Investments for further disaggregation of investment categories.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of June 30, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid quarterly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements

June 30, 2026

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to adjustments for redemptions in-kind. For the year ended June 30, 2026, the following adjustments were made:

Fund	Paid-In Capital	Total distributable earnings/(accumulated losses)
Minority ETF	$10,121,748	$(10,121,748)
Women’s ETF	$11,168,623	$(11,168,623)

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Equity Investing Risk. The market prices of equity securities owned by the Funds may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer’s goods or services and also may decline due to general industry or market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Ethnic Diversity Risk (Minority ETF Only). The returns on a portfolio of securities that excludes companies that are not ethnically diverse may trail the returns on a portfolio of securities that includes companies that are not ethnically diverse. Investing only in a portfolio of securities that are ethnically diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Notes to Financial Statements

June 30, 2026

Gender Diversity Risk (Women’s ETF Only) . The returns on a portfolio of securities that excludes companies that are not gender diverse may trail the returns on a portfolio of securities that includes companies that are not gender diverse. Investing only in a portfolio of securities that are gender diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Index Performance Risk. The Funds seek to track indexes maintained by a third-party provider unaffiliated with the Funds or the Adviser. There can be no guarantee or assurance that the methodology used by the third-party provider to create the indexes will result in the Funds achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the indexes, or the daily calculation of the indexes will be free from error. It is also possible that the value of the indexes may be subject to intentional manipulation by third-party market participants. The indexes used by the Funds may underperform other asset classes and may underperform other similar indexes. Each of these factors could have a negative impact on the performance of the Funds.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
Minority ETF	0.49%
Women’s ETF	0.75%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended June 30, 2026 are disclosed in the Statements of Operations.

Notes to Financial Statements

June 30, 2026

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds' administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds' custodian.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds' fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds' custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds' principal underwriter in a continuous public offering of the Funds' Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Principal Financial Officer, who serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

Notes to Financial Statements

June 30, 2026

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the year ended June 30, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Minority ETF	$15,493,901	$16,050,602
Women’s ETF	$26,632,719	$27,192,774

For the year ended June 30, 2026, there were no purchases or sales of long-term U.S. government securities.

For the year ended June 30, 2026, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Minority ETF	$20,903,898	$21,081,304
Women’s ETF	$26,335,502	$37,258,606

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended June 30, 2026 and the prior fiscal year ended June 30, 2025 were as follows:

Distributions paid from:	Minority ETF		Women's ETF
	2026	2025	2026	2025
Ordinary Income	$409,721	$546,207	$511,138	$724,822
Long-Term Capital Gains	—	1,016,457	—	—

As of the fiscal year ended June 30, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Minority ETF	Women's ETF

Cost of investments(a)	$49,496,904	$49,818,464
Gross tax unrealized appreciation	28,739,821	10,031,311
Gross tax unrealized depreciation	(2,280,731)	(4,715,985)
Net tax unrealized appreciation (depreciation)	26,459,090	5,315,326
Undistributed ordinary income (loss)	241,717	149,884
Other accumulated gain (loss)	(1,269,785)	(2,004,154)
Total distributable earnings/(accumulated losses)	$25,431,022	$3,461,056

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to wash sale adjustments.

Notes to Financial Statements

June 30, 2026

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal year ended June 30, 2026, the Funds had not elected to defer any post-October or late-year losses.

As of the fiscal year ended June 30, 2026, the Funds had long-term and short-term capital loss carryovers of the following, which do not expire:

Fund	Short-Term	Long-Term
Minority ETF	$622,530	$647,255
Women’s ETF	538,672	1,465,482

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund's investment objective, but there can be no assurance that they will be successful in doing so.

Notes to Financial Statements

June 30, 2026

NOTE 10 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds' financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Impact Shares ETFs and

Board of Trustees of Tidal Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Impact Shares NAACP Minority Empowerment ETF and Impact Shares Women’s Empowerment ETF (the “Funds”), each a series of Tidal Trust III, as of June 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the year ended June 30, 2022, were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

August 27, 2026

Other Unaudited Information

June 30, 2026

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended June 30, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Minority ETF	100.00%
Women’s ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended June 30, 2026, was as follows:

Minority ETF	100.00%
Women’s ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the year ended June 30, 2026, was as follows:

Minority ETF	0.00%
Women’s ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The aggregate remuneration paid to the Registrant’s trustees, officers and others, if any, is included in Item 7 of this report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on June 10-11, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of Tidal Trust III (the “Trust”) considered the approval of:

●	the renewal of the Investment Advisory Agreement (the “Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of Impact Shares YWCA Women's Empowerment ETF (the “YWCA ETF”) and Impact Shares NAACP Minority Empowerment ETF (the “NAACP ETF” and together with the YWCA ETF, the “Funds” and, separately, each a “Fund”).

Pursuant to Section 15 of the 1940 Act, the Agreement must be approved by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to each Fund's shareholders by the Adviser; (ii) the costs of the services provided and the profits realized by the Adviser from services provided to the Funds, including any fall-out benefits; (iii) comparative fee and expense data for the Funds in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund. The Board's review included written and oral information furnished to the Board prior to and at the executive session of the Independent Trustees held on May 8, 2026 and the meetings held on June 10-11, 2026. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser's operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreement, and the weight to be given to each such factor. The conclusion reached with respect to the Agreement was based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the nature, extent and quality of services provided under the Agreement. In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the Adviser's compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser based on its experience, personnel, operations and resources.

Historical Performance. The Board considered the investment performance of each Fund against relevant benchmarks, such as the Fund's stated investment objectives, a comparative peer group of similar funds and/or its respective securities benchmark index, as deemed appropriate by the Board. The Board reviewed each Fund's performance on a case-by-case basis. The Board also took into account that each Fund's track record was measured as of a specified date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming or not meeting its investment goals, the Board also considered the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected future market conditions. A summary of each Fund's performance track record as of February 27, 2026, is provided below:

●	For Impact Shares YWCA Women's Empowerment ETF, the Board noted that the Fund had underperformed the peer group median for the one- and three-year periods.

●	For Impact Shares NAACP Minority Empowerment ETF, the Board noted that the Fund had outperformed the peer group median for the one- and three-year periods.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.” To the extent applicable, the Board also considered fees charged to any similarly managed funds or accounts by the Adviser.

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust's other service providers and paying the Fund's other expenses (except as noted above) out of its own fees and resources.

The Board's overall assessment with respect to each Fund was that, taking into account the considerations noted below, the total expense ratio to be paid by investors in the Fund, which is most representative of an investor's net experience, was fair and reasonable.

●	For Impact Shares YWCA Women's Empowerment ETF, the Board noted that the Fund's unitary fee and net expense ratio were above the peer group average.

●	For Impact Shares NAACP Minority Empowerment ETF, the Board noted that the Fund's unitary fee and net expense ratio were above the peer group average.

The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with each of the Funds, and concluded that the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business. In considering profitability, the Board discussed and considered the methodology used by the Adviser in calculating profit margins but also considered other elements relevant to discussions of profitability, such as the entrepreneurial risk undertaken by the Adviser in launching and maintaining the Funds.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board's deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to each Fund; and (c) agreed to approve renewal of the Advisory Agreement for a term of one year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	September 4, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	September 4, 2026